Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contracts with Customers [Abstract]
Summary of Disaggregation of Total Revenue by Reportable Segment

The table below disaggregates total revenue by reportable segment (see Note 23) for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
	2024	2023	2022
(in USD and thousands)
River	$2,654,407	$2,341,274	$1,796,498
Ocean	2,196,040	1,945,200	1,189,298
Other	483,435	424,019	190,183
Total revenue	$5,333,882	$4,710,493	$3,175,979

Summary of Disaggregation of Percentage of Passengers by Source Market	The table below disaggregates percentage of passengers by source market, which is the passenger’s home country or region, for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
	2024	2023	2022
North America	90.3%	90.5%	92.7%
Other	9.7%	9.5%	7.3%
	100.0%	100.0%	100.0%

Summary of Activity in Deferred Revenue

Activity in the Group’s deferred revenue for the years ended December 31, 2024 and 2023 is as follows:

(in USD and thousands)
As of January 1, 2023	$3,319,178
Increases due to customer bookings	5,048,883
Revenue recognized	(4,685,181)
Other	(196,301)
As of December 31, 2023	$3,486,579
Increases due to customer bookings	6,111,898
Revenue recognized	(5,291,506)
Other	(245,627)
As of December 31, 2024	$4,061,344